Schedule of Contract Assets (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Contract Assetsliabilities
Revenue recognized to date	$ 26,477,005	$ 35,779,737	$ 18,772,315
Less: Progress billings to date	(19,285,278)	(26,061,187)	(14,965,455)
Less: Credit losses			(154,077)
Contract assets, current	$ 7,191,727	$ 9,718,550	$ 3,652,783